Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accelerated depreciation	$ 2,984	$ 1,778	$ 429
Deductible temporarily difference arising from other payable	12,151	13,605
Less: Net off with deferred tax liabilities for financial reporting purposes	(15,135)	(15,383)	(429)
Net total deferred tax assets
Deferred tax liabilities:
Undistributed profits of a PRC subsidiary	312,335	357,929	626,975
Less: Net off with deferred tax assets for financial reporting purposes	(15,135)	(15,383)	(429)
Net total deferred tax liabilities	$ 297,200	$ 342,546	$ 626,546